Intangible Assets - Additional information (Details) - Above Market Value Of Time Charter [Member]	6 Months Ended
Jun. 30, 2020
Tordis Knutsen
Intangible Assets
Remaining term of the contract	4 years 9 months 18 days
Vigdis Knutsen
Intangible Assets
Remaining term of the contract	4 years 10 months 24 days